S000042354 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	147 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
Markit iBoxx USD Liquid Investment Grade 0-5 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.18%	2.38%	2.84%
iShares 0-5 Year Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	6.25%	2.38%	2.80%
Performance Inception Date				Oct. 15, 2013
iShares 0-5 Year Investment Grade Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.45%	1.18%	1.70%
iShares 0-5 Year Investment Grade Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.67%	1.29%	1.67%